Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Individual Life [Member]	Sep. 30, 2012 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]
Goodwill impairment loss	$ 0	$ 0	$ 61	$ 0	$ 61